S000039949 [Member] Expense Example, No Redemption - Carillon ClariVest International Stock Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 597
Expense Example, No Redemption, 3 Years	856
Expense Example, No Redemption, 5 Years	1,134
Expense Example, No Redemption, 10 Years	1,925
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	300
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	2,296
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	550
Expense Example, No Redemption, 10 Years	1,222
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	500
Expense Example, No Redemption, 10 Years	$ 1,116